Securities Act File No. 33-40682
Investment Company Act File No. 811-06312

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Post-Effective Amendment No. 94	/X/
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 94	/X/

(Check appropriate box or boxes)

THE LAZARD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 632-6000

(Registrant’s Telephone Number, including Area Code)
30 Rockefeller Plaza, New York, New York 10112

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Services)

Copy to:
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
on (DATE) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of September, 2014.

THE LAZARD FUNDS, INC.

By:	/s/ Charles L. Carroll
Charles L. Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles L. Carroll Charles L. Carroll	President and Director	September 16, 2014

/s/ Stephen St. Clair Stephen St. Clair	Treasurer and Chief Financial Officer	September 16, 2014

/s/ Ashish Bhutani Ashish Bhutani	Director	September 16, 2014

/s/ Kenneth S. Davidson* Kenneth S. Davidson	Director	September 16, 2014

/s/ Nancy A. Eckl* Nancy A. Eckl	Director	September 16, 2014

/s/ Trevor W. Morrison* Trevor W. Morrison	Director	September 16, 2014

/s/ Leon M. Pollack* Leon M. Pollack	Director	September 16, 2014

/s/ Richard Reiss, Jr.* Richard Reiss, Jr.	Director	September 16, 2014

/s/ Robert M. Solmson* Robert M. Solmson	Director	September 16, 2014

*By: /s/ Nathan A. Paul Attorney-in-fact, Nathan A. Paul

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase